Goodwill, Software and Other Intangible Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Goodwill, Software and Other Intangible Assets

Note 8	Goodwill, software and other intangible assets

Goodwill
The carrying amount of goodwill is reviewed for impairment annually as at August 1 and whenever there are events or changes in circumstances which indicate that the carrying amount may not be recoverable. Goodwill is allocated to CGUs for the purposes of impairment testing based on the lowest level for which identifiable cash inflows are largely independent of cash inflows from other assets or groups of assets. The goodwill impairment test is performed by comparing the recoverable amount of the CGU to which goodwill has been allocated with the carrying amount of the CGU including goodwill, with any deficiency recognized as impairment to goodwill. The recoverable amount of a CGU is defined as the higher of its estimated fair value less cost to sell and value in use.
We
have t
w
o
 significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other (1)	Total

2022	Balance at beginning of year	$884	$3,838	$232	$4,954
	Impairment	–	–	–	–
	Adjustments (2)	–	386	8	394
	Balance at end of year	$884	$4,224	$240	$5,348
2021	Balance at beginning of year	$884	$4,131	$238	$5,253
	Impairment	–	–	–	–
	A djustments (2)	–	(293)	(6)	(299)
	Balance at end of year	$884	$3,838	$232	$4,954

(1)	Certain information has been reclassified to conform to the presentation adopted in the current year. Other now includes CIBC FirstCaribbean.
(2)	Includes foreign currency translation adjustments.

Impairment testing of goodwill and key assumptions
U.S. Commercial Banking and Wealth Management
The recoverable amount of the U.S. Commercial Banking and Wealth Management CGU (including The PrivateBank and Geneva Advisors) is based on a value in use calculation using a five-year
cash flow projection approved by management, and an estimate of the capital required to be maintained to support ongoing operations.
We have determined that for the impairment testing performed as at August 1, 2022, the estimated recoverable amount of the U.S. Commercial Banking and Wealth Management CGU was in excess of its carrying amount. As a result, no impairment charge was recognized during 2022.
A terminal growth rate of 4.4% as at August 1, 202
2
 (August 1, 202
1
: 4.3%) was applied to the years after the five-year forecast. All of the forecasted cash flows were discounted at an after-tax rate of 9.8% as at August 1, 202
2
 (11.7% pre-tax) which we believe to be a risk-adjusted discount rate appropriate to U.S. Commercial Banking and Wealth Management (we used an after-tax rate of 10.9% as at August 1, 202
1
). The determination of a discount rate and a terminal growth rate require the exercise of judgment. The discount rate was determined based on the following primary factors: (i) the risk-free rate; (ii) an equity risk premium; and (iii) beta adjustment to the equity risk premium based on a review of betas of comparable publicly traded financial institutions in the region. The terminal growth rate was based on management’s expectations of real growth and forecast inflation rates.
If alternative reasonably possible changes in key assumptions were applied, the result of the impairment test would not differ.
Estimation of the recoverable amount is an area of significant judgment. The recoverable amount is estimated using an internally developed model which requires the use of significant assumptions including forecasted earnings, a discount rate, a terminal growth rate and forecasted regulatory capital requirements. Reductions in the estimated recoverable amount could arise from various factors, such as reductions in forecasted cash flows, an increase in the assumed level of required capital, and any adverse changes to the discount rate or terminal growth rate either in isolation or in any combination thereof.
Canadian Wealth Management
The recoverable amount of the Canadian Wealth Management CGU is based on a fair value less cost to sell calculation. The fair value is estimated using an earnings-based approach whereby the forecasted earnings are based on the Wealth Management internal plan which was approved by management and covers a three-year period. The calculation incorporates the forecasted earnings multiplied by an earnings multiple derived from observable price-to-earnings multiples of comparable wealth management institutions. The price-to-earnings multiples of those comparable wealth management institutions ranged from 6.4 to 10.7 as at August 1, 202
2
 (August 1, 202
1
: 7.0 to 10.9).
We have determined that the estimated recoverable amount of the Wealth Management CGU was well in excess of its carrying amount as at August 1, 202
2
. As a result, no impairment charge was recognized during 202
2
.
If alternative reasonably possible changes in key assumptions were applied, the result of the impairment test would not differ.
Other
The goodwill relating to the Other CGUs, which includes the CIBC FirstCaribbean CGU, is comprised of amounts which individually are not considered to be significant. We have determined that for the impairment testing performed as at August 1, 2022, the estimated recoverable amount of each of these CGUs was in excess of their carrying amounts.
Allocation to strategic business units
Goodwill of $5,348 million (2021: $4,954 million) is allocated to the SBUs as follows: Canadian Commercial Banking and Wealth Management of $954 million (2021: $954 million), Corporate and Other of $99 million (2021: $95 million), U.S. Commercial Banking and Wealth Management of $4,224 million (2021: $3,837 million), Capital Markets of $64 million (2021: $61 million), and Canadian Personal and Business Banking of $7 million (2021: $7 million).
Software and other intangible assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2022	Balance at beginning of year	$116	$24	$140
	A djustments (3)	–	3	3
	Balance at end of year	$116	$27	$143
2021	Balance at beginning of year	$116	$26	$142
	A djustments (3)	–	(2)	(2)
	Balance at end of year	$116	$24	$140

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.
(3)	Includes foreign currency translation adjustments.

The

components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2022	Gross carrying amount
	Balance at beginning of year	$4,061	$575	$20	$239	$4,895
	Additions	833	–	10	242	1,085
	Disposals (5)	(42)	–	–	–	(42)
	Adjustments (6)	29	58	2	17	106
	Balance at end of year	$4,881	$633	$32	$498	$6,044
2021	Balance at end of year	$4,061	$575	$20	$239	$4,895
2022	Accumulated amortization
	Balance at beginning of year	$2,367	$475	$13	$151	$3,006
	Amortization and impairment (5)	427	51	–	47	525
	Disposals (5)	(31)	–	–	–	(31)
	Adjustments (6)	27	51	2	15	95
	Balance at end of year	$2,790	$577	$15	$213	$3,595
2021	Balance at end of year	$2,367	$475	$13	$151	$3,006
	Net book value
	As at October 31, 2022	$2,091	$56	$17	$285	$2,449
	As at October 31, 2021	$1,694	$100	$7	$88	$1,889

(1)	Includes $942 million (2021: $659 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)
Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as Lowenhaupt Global Advisors, LLC (LGA) and Cleary Gull in 2019.

(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, LGA in 2019 and the Canadian Costco credit card portfolio in 2022.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation and purchase price adjustments.
Net additions and disposals of gross carrying amount during the year were: Canadian Personal and Business Banking net
a
dditions
of $242 million (2021: net disposals of $2 million); Canadian Commercial Banking and Wealth Management net disposals of nil (2021: net disposals of nil); U.S.

Commercial Banking and Wealth Management net additions of $26 million (2021: net additions of $5 million); Capital Markets net
a
d
d
itions
of nil (2021: net disposals of nil); and Corporate and Other net additions of $775 million (2021: net additions of
$570 million).